Employee-related expenditure - Number of employees (Details) - employee	Jul. 01, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Number and average number of employees
Permanent employees		30,670	31,112	31,020
Non-permanent employees		331	317	250
Total number of employees		31,001	31,429	31,270
Mining
Number and average number of employees
Total number of employees		7,433	7,402	7,471
Exploration and Production International
Number and average number of employees
Total number of employees		424	419	430
Energy
Number and average number of employees
Total number of employees		5,094	5,118	5,069
Base Chemicals
Number and average number of employees
Total number of employees		7,923	8,090	7,724
Base Chemicals | Enaex Africa (Pty) Ltd
Number and average number of employees
Number of employees transferred	968
Performance Chemicals
Number and average number of employees
Total number of employees		5,815	5,667	5,600
Group Functions
Number and average number of employees
Total number of employees		4,312	4,733	4,976